Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and temporary investments	$ 1,033	$ 1,050
Accounts and notes receivable, less allowances of $70 in 2016 and $70 in 2015	3,001	2,675
Inventories	2,438	2,228
Other current assets	198	212
Total Current Assets	6,670	6,165
Plants, Properties and Equipment, net	13,990	11,980
Forestlands	456	366
Investments	360	228
Financial Assets of Special Purpose Entities (Note 12)	7,033	7,014
Goodwill	3,364	3,335
Deferred Charges and Other Assets	1,220	1,183
TOTAL ASSETS	33,093	30,271
Current Liabilities
Notes payable and current maturities of long-term debt	239	426
Accounts payable	2,309	2,078
Accrued payroll and benefits	430	434
Other accrued liabilities	1,091	983
Total Current Liabilities	4,069	3,921
Long-Term Debt	11,075	8,844
Nonrecourse Financial Liabilities of Special Purpose Entities (Note 12)	6,284	6,277
Deferred Income Taxes	3,127	2,974
Pension Benefit Obligation	3,400	3,548
Postretirement and Postemployment Benefit Obligation	330	364
Other Liabilities	449	434
Commitments and Contingent Liabilities (Note 11)
Equity
Common stock $1 par value, 2016 - 448.9 shares & 2015 – 448.9 shares	449	449
Paid-in capital	6,189	6,243
Retained earnings	4,818	4,649
Accumulated other comprehensive loss	(5,362)	(5,708)
Total Shareholders' Equity Before Treasury Stock	6,094	5,633
Less: Common stock held in treasury, at cost, 2016 – 37.671 shares and 2015 – 36.776 shares	1,753	1,749
Total Shareholders’ Equity	4,341	3,884
Noncontrolling interests	18	25
Total Equity	4,359	3,909
TOTAL LIABILITIES AND EQUITY	$ 33,093	$ 30,271